Expense Example, No Redemption {- Franklin Mutual Global Discovery Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Global Discovery Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 206
3 Years	637
5 Years	1,093
10 Years	$ 2,358